Finance and operating leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of future minimum lease payments for leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2024, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2025	$19,946	$2,382	$1,262
2026	15,414	2,020	723
2027	11,646	1,537	723
2028	7,048	1,318	723
2029 and thereafter	6,885	9,704	5,271
Total minimum lease payments	$60,939	$16,961	$8,702
Less: amount representing interest	(6,381)	(3,749)
Carrying amount of minimum lease payments	$54,558	$13,212
Less: current portion	(17,340)	(1,771)
Long term	$37,218	$11,441

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2024, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2025	$19,946	$2,382	$1,262
2026	15,414	2,020	723
2027	11,646	1,537	723
2028	7,048	1,318	723
2029 and thereafter	6,885	9,704	5,271
Total minimum lease payments	$60,939	$16,961	$8,702
Less: amount representing interest	(6,381)	(3,749)
Carrying amount of minimum lease payments	$54,558	$13,212
Less: current portion	(17,340)	(1,771)
Long term	$37,218	$11,441

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2024, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2025	$19,946	$2,382	$1,262
2026	15,414	2,020	723
2027	11,646	1,537	723
2028	7,048	1,318	723
2029 and thereafter	6,885	9,704	5,271
Total minimum lease payments	$60,939	$16,961	$8,702
Less: amount representing interest	(6,381)	(3,749)
Carrying amount of minimum lease payments	$54,558	$13,212
Less: current portion	(17,340)	(1,771)
Long term	$37,218	$11,441

Schedule of lease expenses and income

Year ended December 31,	2024	2023
Short-term lease expense	$28,518	$15,305
Operating lease expense	2,242	3,007
Operating lease income	(683)	(6,182)

Schedule of supplemental information

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years):
Finance leases	3.5	2.6
Operating leases	9.9	10.3
Weighted-average discount rate:
Finance leases	5.65%	5.19%
Operating leases	5.02%	4.59%